Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net loss	$ (179,852)	$ (215,843)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences, net of tax	242	(1,139)
Total comprehensive loss for the period	(179,610)	(216,982)
Comprehensive loss attributable to non-controlling interests, net of tax	(4,330)	(3,796)
Total comprehensive loss attributable to Cresco Labs Inc.	$ (175,280)	$ (213,186)